7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY	12 Months Ended
Dec. 31, 2025
Notes
7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY

7. ADVANCE, DEPOSIT AND INVESTMENT IN AKKERMAN FINLAND OY

(a)On February 25, 2022, the Company signed a Share Purchase Agreement with Akkerman Exploration B.V. (“AEbv”) to acquire up to a 100% ownership interest in Akkerman Finland OY (“AFOy”), an entity holding certain mineral rights (the “Property”) in Finland.

The acquisition terms are as follows:

•The Company can earn an initial 49% interest in AFOy in Stage One by issuing 1,470,000 common shares (issued at a value of $95,550), paying €150,000 ($211,800) into AFOy for the purpose of paying existing shareholder loans (paid), and depositing €200,000 ($282,400) into a dedicated account (paid), to be spent on exploration expenditures during the period between the completion of Stage One and the completion of Stage Two.The €200,000 ($282,400) was recorded as an advance to AFOy as of December 31, 2023.As of December 31, 2025, the Company advanced a total of $491,938 to AFOy (December 31, 2024 - $491,938).

•As a Stage Two earn-in, the Company had the option, for a period of 12 months from the date of completion of Stage One, to acquire the remaining 51% interest in AFOy, bringing their total interest to 100%. The option to acquire the additional 51% interest expired on March 3, 2023.

The Company and AEbv formed a technical committee comprising of one representative from each party, with AEbv’s representative having the casting vote.

As at December 31, 2025, the Company holds a 49% interest in AFOy (December 31, 2024 – 49%). The investment in associate was assessed for impairment indicators relating to the underlying assets of AFOy in accordance with IAS 36 and IFRS 6.

The year ended December 31, 2025 and 2024 calculation for the Investment in AFOy is as follows:

Investment in AFOy as at December 31, 2023	$230,963
Loss on investment in AFOy	(40,257)
Investment in AFOy as at December 31, 2024	$190,706
Loss on investment in AFOy	(68,531)
Investment in AFOy as at December 31, 2025	$122,175

The Company’s share of AFOy’s loss for the years ended December 31, 2025 and 2024 has been calculated as follows:

	2025	2024
AFOy’s net loss	$139,860	$82,157
The Company’s ownership %	49%	49%
Share of loss of an associate	$68,531	$40,257

The following table illustrates the summarized financial information of AFOy:

December 31, 2025		December 31, 2024
Current assets	$34,930	$100,737
Non-current assets	309,027	549,172
Current liabilities	35,081	21,344
Non-current liabilities	821,022	850,896
Loss for the year	139,860	82,157

(a)During fiscal 2025, the Company transferred 51% ownership of AVU Kosova LLC to WTR as WTR completed earning in Stage 1 (Note 5).As a result of this transfer of 51% ownership, the Company recognized $6,967 in “loss on derecognition of a former subsidiary”, leaving $1 as “investment in AVU Kosova LLC”.Since the investment in AVU Kosova LLC has a minimal value, the Company will not be recognizing its proportionate interest in AVU Kosova LLC’s net loss for the year.

The year ended December 31, 2025 calculation for the Investment in AVU Kosova LLC is as follows:

Investment in AVU Kosova LLC as at February 7, 2025	$6,968
Loss on derecognization of a former subsidiary	(6,967)
Investment in AVU Kosova LLC as at December 31, 2025	$1

The following table illustrates the summarized financial information of AVU Kosova LLC:

December 31, 2025
Current assets	$ 2,332
Non-current assets	7,487
Current liabilities	355,722
Loss for the year	290,034